Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 7,444	£ 5,301
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,443	1,075
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	5,207	3,811
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 794	£ 415